Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.9%
	China 10.1%
286,924	Alibaba Group Holding Ltd. - ADR (a)	$65,054,279
810,346	Tencent Holdings Ltd.	63,584,345
		128,638,624
	France 1.5%
28,482	LVMH Moet Hennessy Louis Vuitton SE	18,975,085

	Germany 4.0%
416,132	SAP SE	50,956,930

	Switzerland 7.1%
371,303	Nestle SA	41,382,911
565,055	Novartis AG	48,288,094
		89,671,005
	United Kingdom 4.2%
598,322	Reckitt Benckiser Group PLC	53,598,803

	United States 68.0%
5,687	Alphabet, Inc. - Class A (a)	11,729,551
36,363	Alphabet, Inc. - Class C (a)	75,221,593
280,089	Crown Castle International Corp.	48,211,720
490,769	Eversource Energy	42,495,688
250,453	Facebook, Inc. - Class A (a)	73,765,922
459,140	Intercontinental Exchange, Inc.	51,276,755
127,333	Mastercard, Inc. - Class A	45,336,915
134,428	McDonald's Corp.	30,130,692
393,315	Microsoft Corp.	92,731,877
105,786	Netflix, Inc. (a)	55,184,325
367,162	PepsiCo, Inc.	51,935,065
647,427	Starbucks Corp.	70,744,348
79,345	The Estee Lauder Companies, Inc. - Class A	23,077,493
266,626	Visa, Inc. - Class A	56,452,723
460,764	WEC Energy Group, Inc.	43,122,903
678,746	Xcel Energy, Inc.	45,143,396
451,722	Yum! Brands, Inc.	48,867,286
		865,428,252
	Total Common Stocks
	(Cost $757,466,147)	1,207,268,699

SHORT-TERM INVESTMENTS 5.0%
	Money Market Deposit Account 5.0%
64,213,072	U.S. Bank N.A., 0.004% (b)	64,213,072
	Total Short-Term Investments
	(Cost $64,213,072)	64,213,072

	Total Investments 99.9%
	(Cost $821,679,219)	1,271,481,771

	Other Assets in Excess of Liabilities 0.1%	1,222,586

	TOTAL NET ASSETS 100.0%	$1,272,704,357

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

ADR - American Depositary Receipt

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.0%
	China 10.0%
139,610	Alibaba Group Holding Ltd. - ADR (a)	$31,653,775
394,719	Tencent Holdings Ltd.	30,971,893
		62,625,668
	France 1.5%
13,767	LVMH Moet Hennessy Louis Vuitton SE	9,171,757

	Germany 4.0%
201,547	SAP SE	24,680,189

	Switzerland 6.9%
179,365	Nestle SA	19,990,805
272,890	Novartis AG	23,320,452
		43,311,257
	United Kingdom 4.2%
289,606	Reckitt Benckiser Group PLC	25,943,446

	United States 67.4%
2,730	Alphabet, Inc. - Class A (a)	5,630,680
17,749	Alphabet, Inc. - Class C (a)	36,716,114
135,438	Crown Castle International Corp.	23,312,943
239,250	Eversource Energy	20,716,658
121,893	Facebook, Inc. - Class A (a)	35,901,145
222,015	Intercontinental Exchange, Inc.	24,794,635
61,644	Mastercard, Inc. - Class A	21,948,346
65,048	McDonald's Corp.	14,579,859
191,261	Microsoft Corp.	45,093,606
51,622	Netflix, Inc. (a)	26,929,133
179,501	PepsiCo, Inc.	25,390,417
315,319	Starbucks Corp.	34,454,907
38,859	The Estee Lauder Companies, Inc. - Class A	11,302,140
129,009	Visa, Inc. - Class A	27,315,076
224,812	WEC Energy Group, Inc.	21,040,155
330,221	Xcel Energy, Inc.	21,962,998
218,488	Yum! Brands, Inc.	23,636,032
		420,724,844
	Total Common Stocks
	(Cost $414,232,311)	586,457,161

SHORT-TERM INVESTMENTS 5.7%
	Money Market Deposit Account 5.7%
35,285,448	U.S. Bank N.A., 0.004% (b)	35,285,448
	Total Short-Term Investments
	(Cost $35,285,448)	35,285,448

	Total Investments 99.7%
	(Cost $449,517,759)	621,742,609

	Other Assets in Excess of Liabilities 0.3%	1,630,264

	TOTAL NET ASSETS 100.0%	$623,372,873

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

ADR - American Depositary Receipt

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 89.8%
	China 7.7%
4,586	Alibaba Group Holding Ltd. - ADR (a)	$1,039,784
10,946	Tencent Holdings Ltd.	858,885
		1,898,669
	France 2.0%
7,249	Danone SA	497,305

	Germany 3.0%
6,038	SAP SE	739,376

	Italy 2.2%
70,162	Terna Rete Elettrica Nazionale SpA	529,714

	Spain 3.1%
42,452	Red Electrica Corp SA	751,733

	Switzerland 6.8%
6,938	Nestle SA	773,261
10,400	Novartis AG	888,756
		1,662,017
	United Kingdom 7.5%
10,954	Reckitt Benckiser Group PLC	981,280
15,347	Unilever PLC	856,321
		1,837,601
	United States 57.5%
885	Alphabet, Inc. - Class C (a)	1,830,737
227	Amazon.com, Inc. (a)	702,356
5,074	American Water Works Co., Inc.	760,694
591	Chipotle Mexican Grill, Inc. (a)	839,705
1,602	CME Group, Inc.	327,176
6,929	Eversource Energy	599,982
5,098	Facebook, Inc. - Class A (a)	1,501,514
5,377	Intercontinental Exchange, Inc.	600,504
1,799	Mastercard, Inc. - Class A	640,534
7,469	Microsoft Corp.	1,760,966
924	Netflix, Inc. (a)	482,014
4,987	PepsiCo, Inc.	705,411
8,088	Starbucks Corp.	883,776
3,353	Visa, Inc. - Class A	709,931
3,337	Walmart, Inc.	453,265
19,556	Wells Fargo & Co.	764,053
5,439	Yum! Brands, Inc.	588,391
		14,151,009
	Total Common Stocks
	(Cost $19,380,384)	22,067,424

SHORT-TERM INVESTMENTS 10.0%
	Money Market Deposit Account 10.0%
2,464,538	U.S. Bank N.A., 0.004% (b)	2,464,538
	Total Short-Term Investments
	(Cost $2,464,538)	2,464,538

	Total Investments 99.8%
	(Cost $21,844,922)	24,531,962

	Other Assets in Excess of Liabilities 0.2%	57,677

	TOTAL NET ASSETS 100.0%	$24,589,639

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of  March 31, 2021.

ADR - American Depositary Receipt

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.0%
	Australia 7.7%
1,202,615	APA Group	$9,152,724
1,018,712	Atlas Arteria Ltd.	4,603,885
3,719,890	AusNet Services	5,184,683
1,830,305	Spark Infrastructure Group	3,016,750
2,827,102	Sydney Airport	13,291,934
2,154,664	Transurban Group	21,799,163
		57,049,139
	Canada 14.1%
625,367	Algonquin Power & Utilities Corp.	9,907,740
195,998	Canadian Utilities Ltd. - Class A	5,262,173
259,381	Emera, Inc.	11,543,868
604,682	Enbridge, Inc.	22,027,804
474,794	Fortis, Inc.	20,601,987
625,924	Hydro One Ltd.	14,578,496
471,680	TC Energy Corp.	21,622,889
		105,544,957
	Chile 0.3%
6,320,474	Aguas Andinas SA - Class A	1,955,444

	France 5.7%
103,646	Aeroports de Paris	12,385,547
587,485	Getlink SE (a)	9,011,415
206,484	Vinci SA	21,153,756
		42,550,718
	Germany 0.8%
99,451	Fraport AG Frankfurt Airport Services Worldwide (a)	6,047,089

	Hong Kong 1.7%
2,199,573	Power Assets Holdings Ltd	12,986,764

	Italy 7.0%
223,903	ACEA SpA	4,894,341
152,518	ASTM SpA (a)	4,614,549
593,801	Enav SpA	2,888,472
802,014	Italgas SpA	5,205,807
3,455,996	Snam SpA	19,161,926
2,073,329	Terna Rete Elettrica Nazionale SpA	15,653,363
		52,418,458
	Mexico 1.8%
328,192	Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,070,358
511,342	Grupo Aeroportuario del Pacifico SAB de CV - Class B	5,337,700
285,179	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	5,064,702
322,178	Infraestructura Energetica Nova SAB de CV	1,245,239
		13,717,999
	Netherlands 0.9%
126,710	Koninklijke Vopak NV	6,307,787

	New Zealand 1.5%
1,459,588	Auckland International Airport Ltd.	7,991,933
1,046,972	Vector Ltd.	2,961,390
		10,953,323
	Portugal 0.2%
623,151	REN - Redes Energeticas Nacionais SGPS SA	1,739,237

	Spain 8.1%
126,085	Aena SME SA (a)	20,449,094
419,672	Cellnex Telecom SA	24,164,619
259,682	Enagas SA	5,639,898
579,173	Red Electrica Corp SA	10,255,898
		60,509,509
	Switzerland 0.7%
32,627	Flughafen Zuerich AG (a)	5,361,025

	United Kingdom 6.2%
1,908,633	National Grid PLC	22,734,038
418,216	Pennon Group PLC	5,621,415
259,571	Severn Trent PLC	8,251,937
733,181	United Utilities Group PLC	9,357,693
		45,965,083
	United States 41.3%
22,692	ALLETE, Inc.	1,524,676
109,603	Alliant Energy Corp.	5,936,099
114,703	Ameren Corp.	9,332,236
190,987	American Electric Power Co., Inc.	16,176,599
12,310	American States Water Co.	930,882
69,422	American Tower Corp.	16,596,023
83,394	American Water Works Co., Inc.	12,502,429
61,189	Atmos Energy Corp.	6,048,533
143,530	Avangrid, Inc.	7,149,229
24,153	Avista Corp.	1,153,306
26,882	Black Hills Corp.	1,794,911
15,472	California Water Service Group	871,693
125,238	CMS Energy Corp.	7,667,070
156,036	Consolidated Edison, Inc.	11,671,493
99,919	Crown Castle International Corp.	17,199,058
210,464	Dominion Energy Corp.	15,986,845
89,001	DTE Energy Co.	11,849,593
169,338	Duke Energy Corp.	16,346,197
91,227	Entergy Corp.	9,074,350
106,793	Essential Utilities, Inc.	4,778,987
98,865	Evergy, Inc.	5,885,433
151,726	Eversource Energy	13,137,954
247,534	FirstEnergy Corp.	8,586,955
20,846	IDACORP, Inc.	2,083,975
17,062	MGE Energy, Inc.	1,218,056
178,557	NiSource, Inc.	4,305,009
8,491	Northwest Natural Holding Co.	458,089
23,320	NorthWestern Corp.	1,520,464
23,234	ONE Gas, Inc.	1,786,927
49,141	Pinnacle West Capital Corp.	3,997,620
34,126	PNM Resources, Inc.	1,673,880
41,267	Portland General Electric Co.	1,958,945
350,412	PPL Corp.	10,105,882
48,359	SBA Communications Corp.	13,422,040
120,214	Sempra Energy	15,937,972
8,232	SJW Group	518,534
28,661	South Jersey Industries, Inc.	647,165
23,815	Spire, Inc.	1,759,690
258,649	The Southern Co.	16,077,622
139,415	WEC Energy Group, Inc.	13,047,850
237,629	Xcel Energy, Inc.	15,804,705
		308,524,976
	Total Common Stocks
	(Cost $603,919,124)	731,631,508

CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
2,019,139	HICL Infrastructure PLC (a)	4,592,938
1,696,810	International Public Partnerships Ltd. (a)	3,934,591
		8,527,529
	Total Closed-End Funds
	(Cost $7,214,413)	8,527,529

RIGHTS 0.0%
	Italy 0.0%
3,591,691	Snam SpA	-
	Total Rights
	(Cost $0)	-

SHORT-TERM INVESTMENTS 1.1%
	Money Market Deposit Account 1.1%
8,005,340	U.S. Bank N.A., 0.004% (b)	8,005,340
	Total Short-Term Investments
	(Cost $8,005,340)	8,005,340

	Total Investments 100.2%
	(Cost $619,138,877)	748,164,377

	Liabilities in Excess of Other Assets (0.2)%	(1,392,648)

	TOTAL NET ASSETS 100.0%	$746,771,729

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.5%
	Australia 15.9%
249,200	APA Group	$1,896,583
845,958	Atlas Arteria Ltd.	3,823,154
548,047	AusNet Services	763,853
1,840,556	Spark Infrastructure Group	3,033,645
256,106	Sydney Airport	1,204,111
760,042	Transurban Group	7,689,496
		18,410,842
	Canada 5.0%
159,371	Enbridge, Inc.	5,805,685

	France 4.8%
2,350	Aeroports de Paris	280,822
51,462	Vinci SA	5,272,150
		5,552,972
	Italy 5.0%
19,025	ASTM SpA (a)	575,616
531,910	Snam SpA	2,949,199
302,739	Terna Rete Elettrica Nazionale SpA	2,285,640
		5,810,455
	Netherlands 1.4%
32,321	Koninklijke Vopak NV	1,608,981

	New Zealand 1.1%
243,174	Auckland International Airport Ltd.	1,331,492

	Spain 7.8%
27,984	Aena SME SA (a)	4,538,584
255,091	Red Electrica Corp SA	4,517,109
		9,055,693
	United Kingdom 6.0%
284,543	National Grid PLC	3,389,238
284,820	United Utilities Group PLC	3,635,198
		7,024,436
	United States 47.5%
36,636	Alliant Energy Corp.	1,984,206
21,360	American Tower Corp.	5,106,322
23,139	American Water Works Co., Inc.	3,468,999
61,704	Atmos Energy Corp.	6,099,441
30,162	Crown Castle International Corp.	5,191,785
39,718	CSX Corp.	3,829,610
69,741	Evergy, Inc.	4,151,682
59,357	Eversource Energy	5,139,722
16,849	Norfolk Southern Corp.	4,524,293
40,806	Sempra Energy	5,410,059
5,190	Union Pacific Corp.	1,143,928
48,242	WEC Energy Group, Inc.	4,514,969
69,312	Xcel Energy, Inc.	4,609,940
		55,174,956
	Total Common Stocks
	(Cost $97,886,194)	109,775,512

RIGHTS 0.0%
	Italy 0.0%
522,224	Snam SpA	-
	Total Rights
	(Cost $0)	-

SHORT-TERM INVESTMENTS 4.8%
	Money Market Deposit Account 4.8%
5,535,105	U.S. Bank N.A., 0.004% (b)	5,535,105
	Total Short-Term Investments
	(Cost $5,535,105)	5,535,105

	Total Investments 99.3%
	(Cost $103,421,299)	115,310,617

	Other Assets in Excess of Liabilities 0.7%	786,969

	TOTAL NET ASSETS 100.0%	$116,097,586

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

Investment Valuation – Securities are valued at their fair value. Equity securities, including preferred stocks, that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, "NASDAQ"), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Deposit accounts are valued at acquisition cost which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the "Board") and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds' valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of March 31, 2021:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$1,207,268,699	$-	$-	$1,207,268,699
Total Equity	1,207,268,699	-	-	1,207,268,699
Short-Term Investments	64,213,072	-	-	64,213,072
Total Investments in Securities	$1,271,481,771	$-	$-	$1,271,481,771

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$586,457,161	$-	$-	$586,457,161
Total Equity	586,457,161	-	-	586,457,161
Short-Term Investments	35,285,448	-	-	35,285,448
Total Investments in Securities	$621,742,609	$-	$-	$621,742,609

Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$22,067,424	$-	$-	$22,067,424
Total Equity	22,067,424	-	-	22,067,424
Short-Term Investments	2,464,538	-	-	2,464,538
Total Investments in Securities	$24,531,962	$-	$-	$24,531,962

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$731,631,508	$-	$-	$731,631,508
Closed-End Funds	8,527,529	-	-	8,527,529
Total Equity	740,159,037	-	-	740,159,037
Rights	-	-	-	-
Short-Term Investments	8,005,340	-	-	8,005,340
Total Investments in Securities	$748,164,377	$-	$-	$748,164,377

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$109,775,512	$-	$-	$109,775,512
Total Equity	109,775,512	-	-	109,775,512
Rights	-	-	-	-
Short-Term Investments	5,535,105	-	-	5,535,105
Total Investments in Securities	$115,310,617	$-	$-	$115,310,617

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.